Fees Summary	Dec. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,218,000
Previously Paid Amount	0.00
Total Fee Amount	645.78
Total Offset Amount	0.00
Net Fee	645.78
Narrative - Max Aggregate Offering Price	$ 4,218,000
Final Prospectus	true